LEASE OPERATION - Type of leases (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
LEASE OPERATION
Short-term leases	R$ 52,771
Low-cost leases	40,592
Variable lease expenses	R$ 3,822